Loans receivable	12 Months Ended
Dec. 31, 2022
Disclosure Of Loans And Advances To Customers [Abstract]
Loans receivable
4.	Loans receivable
Loans receivable represent unsecured installment loans and lines of credit advanced to customers in the normal course of business. Current loans are defined as loans to customers with terms of one year or less, while non-current
loans are those with terms exceeding one year. The breakdown of the Company’s gross loans receivable as at December 31, 2022 and December 31, 2021 are as follows:

	As at
	December 31, 2022	December 31, 2021
Current (terms of one year or less)	69,693	65,397
Non-current (terms exceeding one year)	221	248

	69,914	65,645

The following table provides a breakdown of gross loans receivable and allowance for loan losses by aging bucket, which represents our assessment of credit risk exposure and by their IFRS 9 –
Financial Instruments
expected credit loss measurement stage. The entire loan balance of a customer is aged in the same category as its oldest individual past due payment, to align with the stage groupings used in calculating the allowance for loan losses under IFRS 9. Stage 3 gross loans receivable include net balances outstanding and still anticipated to be collected for loans previously charged off and these are carried in gross receivables at the net expected collectable amount with no associated allowance.

		As at December 31, 2022
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	55,087	—	—	55,087
Lower risk	1-30 days past due	2,903	—	—	2,903
Medium risk	31-60 days past due	—	1,211	—	1,211
Higher risk	61-90 days past due	—	898	—	898
Non-performing	91+ days past due or bankrupt	—	—	9,815	9,815

	Gross loans receivable	57,990	2,109	9,815	69,914
	Allowance for loan losses	(5,794)	(1,239)	(6,040)	(13,073)

	Loans receivable, net	52,196	870	3,775	56,841

		As at December 31, 2021
Risk Category	Days past due	Stage 1	Stage 2	Stage 3	Total
Strong	Not past due	54,067	—	—	54,067
Lower risk	1-30 days past due	2,797	—	—	2,797
Medium risk	31-60 days past due	—	1,284	—	1,284
Higher risk	61-90 days past due	—	798	—	798
Non-performing	91+ days past due or bankrupt	—	—	6,699	6,699

	Gross loans receivable	56,864	2,082	6,699	65,645
	Allowance for loan losses	(5,291)	(1,119)	(3,403)	(9,813)

	Loans receivable, net	51,573	963	3,296	55,832

In determination of the Company’s allowance for loan losses, internally developed models are used to factor in credit risk related metrics, including the probability of defaults, the loss given default and other relevant risk factors. Management also considered the impact of key macroeconomic factors and determined that historic loan losses are most correlated with unemployment rate, inflation rate, bank prime rate and GDP growth rate. These macroeconomic factors were used to generate various forward-looking scenarios used in the calculation of allowance for loan losses. If management were to assign 100% probability to a pessimistic scenario forecast, the allowance for credit losses would have been $1,222 higher than the reported allowance for credit losses as at December 31, 2022 (December 31, 2021 – $705 higher). The following table provides a reconciliation of the allowance for loan losses:

	As at December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2022	5,721	1,119	2,973	9,813
Gross loans originated	2,607	—	—	2,607
Principal payments	(1,107)	(136)	(359)	(1,602)
Re-measurement of allowance before transfers	142	89	591	822
Re-measurement of amounts transferred between stages	(67)	1,047	12,576	13,556
Transfer to (from)
Stage 1 – 12 - month ECLs	79	(65)	(14)	—
Stage 2 – Lifetime ECLs	(218)	220	(2)	—
Stage 3 – Lifetime ECLs	(1,363)	(1,035)	2,398	—
Net amounts written off against allowance	—	—	(12,123)	(12,123)

Balance as at December 31, 2022	5,794	1,239	6,040	13,073

	As at December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Balance as at January 1, 2021	5,425	772	2,689	8,886
Gross loans originated	3,263	—	—	3,263
Principal payments	(1,229)	(84)	68	(1,245)
Re-measurement of allowance before transfers	(830)	(144)	(743)	(1,717)
Re-measurement of amounts transferred between stages	(67)	920	7,322	8,175
Transfer to (from)
Stage 1 – 12-month ECLs	79	(59)	(20)	—
Stage 2 – Lifetime ECLs	(192)	192	—	—
Stage 3 – Lifetime ECLs	(728)	(478)	1,206	—
Net amounts written off against allowance	—	—	(7,549)	(7,549)

Balance as at December 31, 2021	5,721	1,119	2,973	9,813

Overall changes in the allowance for loan losses are summarized below:

	Year ended
	December 31, 2022	December 31, 2021
Balance, beginning of the period	9,813	8,886
Provision for loan losses	15,383	8,476
Charge offs	(12,123)	(7,549)

Balance, end of the period	13,073	9,813

The provision for loan losses in the consolidated statements of operations and comprehensive income (loss) is recorded net of recoveries for the year ended December 31, 2022 of $653 (December 31, 2021 – $936).